Note 14 - Stock Acquisition Rights Plan (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Unexercised options outstanding, beginning balance (in shares)	458	346
Unexercised options outstanding, beginning balance (in shares)	91,600	69,200
Unexercised options outstanding, beginning balance (in Japanese Yen per share)	¥ 1	¥ 1
Granted (in shares)	151	128
Granted (in shares)	30,200	25,600
Granted (in Japanese Yen per share)	¥ 1	¥ 1
Exercised (in shares)	(52)	(16)
Exercised (in shares)	(10,400)	(3,200)
Exercised (in Japanese Yen per share)	¥ 1	¥ 1
Unexercised options outstanding, ending balance (in shares)	557	458
Unexercised options outstanding, ending balance (in shares)	111,400	91,600
Unexercised options outstanding, ending balance (in Japanese Yen per share)	¥ 1	¥ 1
Exercisable options—March 31, 2016 (in shares)	406
Exercisable options—March 31, 2016 (in shares)	81,200
Exercisable options—March 31, 2016 (in Japanese Yen per share)	¥ 1
Exercisable options—March 31, 2016	26 years 292 days
Exercisable options—March 31, 2016	¥ 190,705
Expected to vest after July 14, 2016 (in shares)	151
Expected to vest after July 14, 2016 (in shares)	30,200
Expected to vest after July 14, 2016 (in Japanese Yen per share)	¥ 1
Expected to vest after July 14, 2016	29 years 113 days
Expected to vest after July 14, 2016	¥ 70,927